Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity

13.  Equity

Share capital

Ferroglobe PLC was incorporated on February 5, 2015 and issued one ordinary share with a face value of $1.00. The share was issued but uncalled. On October 13, 2015, the Company increased its share capital by £50,000 by issuing 50,000 sterling non-voting redeemable preference shares (the “Non-voting Shares”) as well as 14 ordinary shares with a par value of $1.00. Subsequently on October 13, 2015, the Company consolidated the 15 ordinary shares at a par value of $1.00 to two ordinary shares with a par value of $7.50, for a total amount of $15.00.

On December 23, 2015, the Company acquired all of the issued and outstanding ordinary shares from Grupo Villar Mir, S.A.U., par value €1,000 per share, of Grupo FerroAtlántica, S.A.U. in exchange for 98,078,161 newly-issued Ferroglobe Class A ordinary shares, nominal value $7.50 per share, making Grupo FerroAtlántica, S.A.U. a wholly-owned subsidiary of the Company. The company subsequently redeemed all Non-voting Shares.

Subsequently on December 23, 2015, Gordon Merger Sub, Inc., a wholly owned subsidiary of the Company, merged with Globe Specialty Metals, Inc., and all outstanding shares of GSM common stock, par value $0.0001 per share were converted to the right to receive one newly-issued Ferroglobe ordinary share, nominal value $7.50 per share. The ordinary shares were registered by the Company pursuant to a registration statement on Form F-4, which was declared effective by the SEC on August 11, 2015, and trade on the NASDAQ Global Select Market under the ticker symbol “GSM.”

On June 22, 2016 the Company completed a reduction of the share capital and as such the nominal value of each share has been reduced from $7.50 to $0.01, with the amount of the capital reduction being credited to a distributable reserve.

On November 18, 2016, Class A Ordinary Shares were converted into ordinary shares of Ferroglobe as a result of the distribution of beneficial interest units in the Ferroglobe Representation and Warranty Insurance Trust to certain Ferroglobe shareholders.

During the years ended December 31, 2019 and December 31, 2020, the Company did not issue new ordinary shares of any class.

Upon the closing of the financing transaction at July 29, 2021, the company issued 8,918,618 new ordinary shares to Rubric Capital Management LP on behalf of certain managed or sub-managed funds and accounts and Grupo Villar Mir, S.A.U for a total issued share capital of $40 million, and 1,900,000 shares and 7,013,872 shares par value $0.01 amounting to $51,522 thousand as equity work fee and bondholder equity stake related to the financing transactions.

The transaction fees incurred in the issuance of the share capital of $40 million amounting to $6,647 thousand were accounted for as a deduction from equity.

On October 6, 2021, the Company has entered into an equity distribution agreement (the “Equity Distribution Agreement”) with B. Riley Securities, Inc. and Cantor Fitzgerald & Co. relating to the ordinary shares, par value $0.01 per share, of Ferroglobe PLC, by which the Company may offer and sell ordinary shares having an aggregate offering price of up to $100,000,000 from time to time through B. Riley Securities, Inc. and Cantor Fitzgerald & Co. as our sales agents. The company sold 186,053 ordinary shares with net proceeds of $1.4 million in 2021 (no sales were made in 2022).

At December 31, 2022, there were 188,882,316 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,962 thousand, (2021: 188,882,316  ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,784 thousand). The Company held 1,448,773 ordinary shares in treasury.

At December 31, 2022, the Company’s largest shareholders are as follows:

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	81,924,822	43.7%
Cooper Creek Partners Management LLC	11,144,337	5.9%
(*) 187,433,543 ordinary shares were outstanding at 31 December 2022, comprising 188,882,316 shares in issue less 1,448,773 shares held in treasury

Valuation adjustments

Valuation adjustments comprise the following at December 31:

	2022	2021
	US$'000	US$'000
Actuarial gains and losses	12,817	5,525
Deferred Tax Income (See Note 23)	(2,082)	—
Total	10,735	5,525

Changes in actuarial gain and losses are due to remeasurements of the net defined benefit liability, see Note 15.

Capital management

The Company’s primary objective is to maintain a balanced and sustainable capital structure through the industry’s economic cycles, while keeping the cost of capital at competitive levels so as to fund the Company’s growth. The main sources of financing are as follows:

1.	cash flow from operations;
2.	bank borrowings,
3.	debt instruments, including the Reinstated Senior Notes due 2025.
4.	factoring and forfaiting of receivables
5.	Asset-Based Lending facility

Capital Raising and Extension of the Maturity of the Notes

On March 27, 2021, Ferroglobe and Globe and certain other members of our group entered into the Lock-Up Agreement with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital that set forth a plan to refinance the Notes and restructure our balance sheet. On July 30,2021 the company announced the occurrence of the “Transaction Effective Date” under the lock-up agreement dated March 27, 2021 (the “Lock-Up Agreement”) between the Parent and the financial stakeholders. The Transaction Effective Date marked the completion of the financing proposal.

The principal elements of the restructuring, are set forth below:

●	Issuance of $60 million of new senior secured notes
●	Issuance of $40 million in new equity of Ferroglobe
●	Extension of the maturity date of the Notes from March 31, 2022 to December 31, 2025 and amendment of certain other terms.

On July 21, 2022, the $60 million of the new Senior secured Notes maturing on June 30, 2025 were redeemed at 100% of the principal amount thereof plus accrued interest.

The Company manages its capital structure and makes adjustments in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may restructure or issue new borrowings or debt, make dividend payments, return capital to shareholders or issue new shares. Management’s review of the Company’s capital structure includes monitoring of the leverage ratio.

Dividends

There have not been dividends paid or proposed by the Company during the year ended December 31, 2022 neither during the year ended December 31, 2021.

There were earnings distributed by a Joint Venture participated by a Globe Speciality Metals, Inc subsidiary to non-controlling interests, classified as cash from operating activities, during the years ended December 31, 2022 and 2021.

Non-controlling interests

The changes in non-controlling interests in the consolidated statements of financial position in 2022 and 2021 were as follows:

Balance
US$'000
Balance at January 1, 2021	114,504
(Loss) Profit for the year	(4,750)
Dividends paid to joint venture partner	(5,880)
Translation differences	166
Other	2,013
Balance at December 31, 2021	106,053
(Loss) Profit for the year	3,514
Dividends paid to joint venture partner	(3,430)
Translation differences	(1,873)
Other	2,487
Balance at December 31, 2022	106,751

The stand-alone statutory information regarding the largest non-controlling interests, in accordance with IFRS 12 Disclosure of Interests in Other Entities, is as follows:

The New Markets Tax Credit Program (NMTC Program) helps economically distressed communities attract private capital by providing investors with a federal tax credit. Investments made through the NMTC Program are used to finance businesses, breathing new life into neglected, underserved low-income communities. The reactivation of the plant in Selma, Alabama, has been granted with a $13.5 million allocation by the end of fiscal year 2022 under the NMTC Program. This allocation has been subscribed by Globe Metallurgical, Inc. (GMI) as owner of the plant and United Bank as investor and beneficiary of the tax credit resulting from this grant. As a result of the structure implemented for the NMTC, (i) Globe Specialty Metals, Inc. (GSM) has granted a loan to a special purpose vehicle (SPV I) (Leveraged Loan) and (ii) GMI has received two qualify low-income community investment loans (QLICI Loans) from another special purposes vehicle (SPV II) wholly owned by SPV I.

The lender to structure this program created the two SPVs described above. The Company has no exposure, risk, commitment, or obligation with these SPVs. The Company neither has any share in the equity of these vehicles (SPV I and SPV II). Accordingly, the Company has concluded that it does not control the SPV I and SPV II and does not include the special purposes vehicles in the Company’s consolidation.

WVA Manufacturing, LLC (WVA) was formed on October 28, 2009 as a wholly-owned subsidiary of Globe. On November 5, 2009, Globe sold a 49% membership interest in WVA to Dow Corning Corporation (currently named “Dow”), an unrelated third party. As part of the sale of the 49% membership interest to Dow, an operating agreement and an output and supply agreement were established. The output and supply agreement states that of the silicon metal produced by WVA, 49% will be sold to Dow and 51% to Globe, which represents each member’s ownership interest, at a price equal to WVA’s actual production cost plus $100 per metric ton. The agreement will automatically terminate upon the dissolution or liquidation of WVA in accordance with the joint venture agreement between Globe and Dow. As of December 31, 2022 and 2021, the balance of Non-controlling interest related to WVA was $62,630 thousand and $61,912 thousand, respectively.

Quebec Silicon Limited Partnership (QSLP), formed under the laws of the Province of Québec on August 20, 2010 is managed by its general partner, Quebec Silicon General Partner Inc., which is 51% property of Globe. QSLP owns and operates the silicon metal operations in Bécancour, Québec. QSLP’s production output is subject to a supply agreement, which sells 51% of the production output to Globe and 49% to Dow, which represents each member’s ownership interest, at a price equal to QSLP’s actual production cost plus 250 Canadian dollars per metric ton. As of

December 31, 2022 and 2021, the balance of non-controlling interest related to QSLP was $39,023 thousand and $37,682 thousand, respectively.

	2022		2021		2020
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	78,992	64,291	83,176	63,088	99,235	67,806
Current assets	86,847	53,830	73,883	46,186	65,703	37,095
Non-current liabilities	7,108	18,719	8,654	19,005	8,982	18,529
Current liabilities	53,680	21,201	43,577	14,671	33,378	16,320
Income Statements
Sales	187,854	102,865	165,660	89,446	156,995	70,637
Operating profit	8,306	2,897	(4,871)	2,093	(7,503)	3,113
Profit before taxes	8,155	2,195	(5,062)	1,237	(7,503)	2,898
Net (loss) income	3,075	1,015	(3,362)	613	(2,970)	1,666
Cash Flow Statements
Cash flows from operating activities	(5,934)	(10,037)	11,981	8,997	28,683	15,387
Cash flows from investing activities	(8,304)	(1,525)	(3,893)	(4,956)	(7,977)	(5,227)
Cash flows from financing activities	—	905	—	—	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	10	—	31	—	45
Beginning balance of cash and cash equivalents	35,360	16,596	27,272	12,524	6,566	2,319
Ending balance of cash and cash equivalents	21,122	5,949	35,360	16,596	27,272	12,524